Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2020
Other Income and Expenses [Abstract]
Components of Other Operating (Income) Expense, Net
Other operating (income)
expense, net is comprised of the following:

	Yen in millions
	March 31
	2018	2019	2020
Gain on sale of Sony City Osaki *1	(4,914)	—	—
Gain on remeasurement of EMI shares *2	—	(116,939)	—
Gain on remeasurement and sale of SRE shares *3	—	—	(17,266)
Gain on remeasurement of AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. shares *4	—	—	(1,827)
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net *5	(29,613)	(1,557)	(12,801)
(Gain) loss on sale, disposal or impairment of assets, net *6	38,599	46,928	29,778
Other	—	—	(1,495)

	4,072	(71,568)	(3,611)

*1	A portion of gain on sale and leaseback transactions is deferred and is amortized on a straight-line basis over the lease term.

*2	Refer to Notes 5 and 25.

*3	Refer to Note 5.

*4	Refer to Notes 5 and 25.

*5	Refer to Notes 25 and 26.

*6	Refer to Notes 9, 13, 20 and 26.